Mortgage Loans Held for Sale (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Mortgage Loans on Real Estate [Line Items]
Total mortgage loans held for sale, at fair value	$ 683,080		$ 218,624
Fair value of mortgages pledged as collateral	598,980		218,624
Mortgage loans held for sale funded with excess cash	84,100
Minimum
Mortgage Loans on Real Estate [Line Items]
Percentage of outstanding borrowings that must be covered by mortgages pledged as collateral	100.00%
Conventional
Mortgage Loans on Real Estate [Line Items]
Total mortgage loans held for sale, at fair value	409,863	[1]	110,493	[1]
Government insured
Mortgage Loans on Real Estate [Line Items]
Total mortgage loans held for sale, at fair value	267,497	[2]	108,131	[2]
Non-agency jumbo
Mortgage Loans on Real Estate [Line Items]
Total mortgage loans held for sale, at fair value	$ 5,720		$ 0

[1]	includes FNMA and FHLMC mortgage loans.
[2]	Government insured includes GNMA mortgage loans (including Federal Housing Administration, Department of Veterans Affairs and United States Department of Agricultural mortgage loans).